Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0001771885
Document Type	6-K
Entity File Number	001-39152
Entity Registrant Name	Quantum Biopharma Ltd.
Entity Address, Address Line One	1 Adelaide Street East
Entity Address, Address Line Two	Suite 801
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5C 2V9
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Address, Country	CA